JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds
JPMorgan Capital Growth Fund
Prospectuses dated November 1, 2008
(All Share Classes)

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Growth Fund
(formerly JPMorgan Diversified Mid Cap Growth Fund)
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Large Cap Growth Fund
Prospectuses dated November 1, 2008
(All Share Classes)

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectuses dated November 1, 2008
(All Share Classes)

Supplement dated July 22, 2009
to the Prospectuses as dated above, and as supplemented

Fund Mergers

After receiving shareholder approval at shareholder meetings held in June 2009, as of the close of business on June 26, 2009, the following mergers were completed:

ACQUIRED FUNDS		ACQUIRING FUNDS
JPMorgan Capital Growth Fund	merged with and into	JPMorgan Mid Cap Growth Fund (formerly JPMorgan Diversified Mid Cap Growth Fund)
JPMorgan Diversified Mid Cap Value Fund	merged with and into	JPMorgan Mid Cap Value Fund

As a result of the mergers, shares of the Acquired Funds are no longer being offered.

In addition, the Annual Fund Operating Expenses and Example tables for the following classes of the Acquiring Funds have been deleted in their entirety and replaced with the following tables:

SUP-POST-EQ-709

JPMORGAN MID CAP GROWTH FUND

ANNUAL FUND OPERATING EXPENSES (%)
(expenses that are deducted from Fund assets)

JPMorgan Mid Cap Growth Fund

	Class A Shares	Class B Shares	Class C Shares	Select Class Shares
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	0.75%	NONE
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses[1]	0.24%	0.24%	0.24%	0.23%
Total Annual Fund Operating Expenses	1.39%	1.89%	1.89%	1.13%
Fee Waiver and/or Expense Reimbursement	(0.15%)[2]	(0.12%)[2]	(0.12%)[2]	(0.20%)[2]
Net Expenses	1.24%	1.77%	1.77%	0.93%

[1]	“Other Expenses” are based on the actual other expenses incurred in the fiscal year ended 6/30/08.

[2]	JPMIA, the Fund’s Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.24%, 1.77%, 1.77% and 0.93% of the average daily net assets of Class A, Class B, Class C, and Select Class Shares, respectively, through 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	645	928	1,232	2,094
CLASS B SHARES** ($)	680	882	1,210	2,072	***
CLASS C SHARES** ($)	280	582	1,010	2,202
SELECT CLASS SHARES ($)	95	339	603	1,357

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	645	928	1,232	2,094
CLASS B SHARES ($)	180	582	1,010	2,072	***
CLASS C SHARES ($)	180	582	1,010	2,202
SELECT CLASS SHARES ($)	95	339	603	1,357

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

***	Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

JPMORGAN MID CAP VALUE FUND

JPMorgan Mid Cap Value Fund

	Class A Shares	Class B Shares	Class C Shares	Select Class Shares	Institutional Class Shares
Management Fee	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25%	0.75%	0.75%	NONE	NONE
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.10%
Other Expenses[1]	0.27%	0.27%	0.27%	0.26%	0.27%
Total Annual Fund Operating Expenses	1.42%	1.92%	1.92%	1.16%	1.02%
Fee Waiver and/or Expense Reimbursement	(0.18%)[2]	(0.17%)[2]	(0.17%)[2]	(0.17%)[2]	(0.27%)[2]
Net Expenses	1.24%	1.75%	1.75%	0.99%	0.75%

[1]	“Other Expenses” are based on the actual amounts incurred in the fiscal year ended 6/30/08.

[2]	JPMIM, the Fund’s Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.24%, 1.75%, 1.75%, 0.99% and 0.75% of the average daily net assets of Class A, Class B, Class C, Select Class and Institutional Class Shares, respectively, through 10/31/10. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

IF YOU SELL YOUR SHARES YOUR COST WILL BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	645	934	1,244	2,123
CLASS B SHARES** ($)	678	887	1,221	2,100	***
CLASS C SHARES** ($)	278	587	1,021	2,229
SELECT CLASS SHARES ($)	101	352	622	1,394
INSTITUTIONAL CLASS SHARES ($)	77	298	537	1,223

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES* ($)	645	934	1,244	2,123
CLASS B SHARES ($)	178	587	1,021	2,100	***
CLASS C SHARES ($)	178	587	1,021	2,229
SELECT CLASS SHARES ($)	101	352	622	1,394
INSTITUTIONAL CLASS SHARES ($)	77	298	537	1,223

*	Assumes sale charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

***	Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

Other Matters Considered by Shareholders

At a shareholder meeting held on June 15, 2009, shareholders also considered proposals to change the current fundamental investment objectives for the JPMorgan Mid Cap Growth Fund and the JPMorgan Large Cap Growth Fund to new non-fundamental investment objectives. Shareholders did not approve the changes in the investment objectives for these Funds. As a result, the fundamental investment objective for each Fund will continue to be as follows:

JPMorgan Mid Cap Growth Fund

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Large Cap Growth Fund

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

Also all references to the JPMorgan Capital Growth Fund and the JPMorgan Diversified Mid Cap Value Fund in the prospectuses are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE